Earnings (Loss) Per Share - Schedule of Outstanding Shares for Basic and Diluted Net Earnings Per Share (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator:
Net loss from continuing operation attributable to Akso Health Group’s shareholder	$ (134,977,369)	$ (9,058,986)	$ (13,196,535)
Net income (loss) from discontinued operation attributable to Akso Health Group’s shareholders		(399,798)	(11,836,612)
Net loss attributable to Akso Health Group’s shareholders	$ (134,977,369)	$ (9,458,784)	$ (1,359,923)
Denominator:
Weighted average number of ordinary shares outstanding-basic	855,288,335	141,516,777	68,598,050
Weighted average number of dilutive potential ordinary shares from share options
Weighted average number of ordinary shares outstanding-diluted	855,288,335	141,516,777	68,598,050
Basic (loss) per common share	$ (0.16)	$ (0.07)	$ (0.02)
Diluted (loss) per common share	$ (0.16)	$ (0.07)	$ (0.02)